Schedule I	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule I

Schedule I

EVERTEC, Inc.

Condensed Financial Statements

Parent Company Only

Condensed Balance Sheets

	December 31,
(Dollar amounts in thousands)	2012	2011
Assets
Current assets:
Cash	$557	$2,677
Prepaid expenses and other assets	6,378	—
Deferred tax asset	1,396	8,294

Total current assets	8,331	10,971
Investment in subsidiaries, at equity	133,325	353,055
Long-term deferred tax asset	—	2,150
Other long-term assets	2,847	—

Total assets	$144,503	$366,176

Liabilities and stockholders’ equity
Current liabilities:
Accrued liabilities	$1,414	$—

Total current liabilities	1,414	—
Long-term deferred tax liability, net	17,787	—
Other long-term liabilities	2,847	—

Total liabilities	22,048	—

Stockholders’ equity:
Common stock	728	726
Additional paid-in capital	52,155	363,130
Accumulated earnings	70,414	3,638
Accumulated other comprehensive loss, net of tax of $0 and $13	(842)	(1,318)

Total stockholders’ equity	122,455	366,176

Total liabilities and stockholders’ equity	$144,503	$366,176

Condensed Statements of Income and Comprehensive Income

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Non-operating income (expenses)
Equity in earnings of subsidiaries	$95,382	$28,004
Interest income	5	37
Other expenses	(374)	—

Total non-operating income (expenses)	95,013	28,041
Income before income taxes	95,013	28,041
Income tax expense	17,646	3,827

Net income	77,367	24,214
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	476	(1,176)

Total comprehensive income	$77,843	$23,038

Condensed Statements of Cash Flows

	Years ended December 31,
(Dollar amounts in thousands)	2012	2011
Cash flows from operating activities	$317,389	$36

Cash flows from financing activities
Dividends paid	(319,959)	—
Issuance of common stock	450	2,641

Net cash (used in) provided by financing activities	(319,509)	2,641

Net (decrease) increase in cash	(2,120)	2,677
Cash at beginning of the period	2,677	—

Cash at end of the period	$557	$2,677

Supplemental disclosure of non-cash activities:
Transfer of prepaid income taxes from subsidiary	$6,719	$—
Liability related to unvested portion of stock options as a result of equitable adjustment (Note 14)	3,151	—

On December 18, 2012, the parent company received a cash distribution from Holdings of approximately $50.3 million and used the proceeds of such distribution to pay a dividend to its stockholders and to pay an equitable adjustment to holders of vested options. The Board approved an equitable adjustment to stock options payable in form of a one-time cash bonus to holders of vested options and in the case of unvested options will be paid as the options vest.

On May 9, 2012, the parent company received a cash distribution from Holdings of approximately $269.8 million and used the proceeds of such distribution to pay a dividend to its stockholders. The Board approved an equitable adjustment to stock options in order to reduce the exercise price of the outstanding stock options.